Related Party Transactions	3 Months Ended	12 Months Ended
	Apr. 30, 2025	Jan. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
6.	RELATED PARTY TRANSACTIONS

Activity during the three months ending April 30, 2025

a)	There were no related party transactions during the three months ending April 30, 2025.

Activity during the three months ending April 30, 2024

a)	In March 2024, options to purchase 390,000 shares of common stock to executives and employees of the Company at a price of $2.37 and $2.61 per share. The options vest immediately and expire in three years. The fair value of the options issued amounted to $422,955 and was expensed during the three months ending April 30, 2024.

b)	On April 19, 2024, the Company completed an $8,400,000 equity financing with European investors which included related parties. The related parties invested a total of $7,120,000 and received 1,780,000 shares of common stock and warrants to purchase 3,560,000 shares of common stock @ $6.43 per share. One related party, a director of the Company, invested $4.5 million which included $500,000 from his son and $700,000 from an entity he controls. The other related party invested $2.62 million from entities controlled by the investor. See Note 7 for further information.

c)	During the three months ending April 30, 2024, the Company received $300,000 from the credit line facility with TII Jet Services LDA. See Note 4 for further information.

7.	RELATED PARTY TRANSACTIONS

Activity during the year ended January 31, 2025

a)	During the year ended January 31, 2025, options to purchase 689,584 shares of common stock were issued to executives and employees of the Company at a price of $2.37 and $8.08 per share. The options vest immediately and expire in three years. The fair value of the options issued amounted to $1,408,935 and were expensed during the year ending January 31, 2025.

b)	On April 19, 2024, the Company completed an $8,400,000 equity financing with European investors which included two related parties. The two related parties invested a total of $6,420,000 and received 1,605,000 shares of common stock and warrants to purchase 3,210,000 shares of common stock @ $6.43 per share. See Note 8 for further information.

c)	During the year ending January 31, 2025, the Company received $300,000 from the credit line facility with TII Jet Services LDA. On May 15, 2024, the Company converted the debt and accrued interest into 76,230 shares of common stock and issued 152,460 warrants to the lender. See Note 4 for further information.

d)	On June 5, 2024, the Company’s Chief Financial Officer exercised 87,500 warrants as a cashless conversion and was issued 60,085 shares of common stock.

Activity during the year ended January 31, 2024

a)	On February 1, 2023, options to purchase 30,000 shares of the Company’s common stock were issued to an executive of the Company at a price of $3.975 per share. The options vest immediately and expire in three years. The fair value of the options issued for services amounted to $75,030 and was expensed during the year ending January 31, 2024.

b)	On July 17, 2023, the Company entered into an amended Credit Line Note facility with TII Jet Services, LDA, a shareholder of the Company, for a credit facility of $5,000,000 replacing the $2,000,000 facility with the same lender that the Company entered into on March 17, 2023. See Note 4 for further information. TII Jet Services LDA is owned 100% by a shareholder of the Company. During the year ending January 31, 2024, the Company received $2,000,000 from the credit facility. In December 2023, TII Jet Services LDA converted the balance of credit facility of $2,000,000 and $53,436 of accrued interest into 1,036,520 shares of the Company’s common stock.

c)	In September and October 2023, options to purchase 374,500 shares of common stock were issued to executives and directors of the Company at a price of $1.93, $2.12 and $2.65 per share. The options vest immediately and expire in three years. The fair value of the options issued amounted to $424,826 and was expensed during the year ending January 31, 2024.

d)	On October 31, 2023, warrants to purchase 87,500 shares of the Company’s common stock were issued to the Company’s Chief Financial Officer at a price of $1.93 per share. The warrant expires in three years. The fair value of the warrants issued amounted to $93,450 and were expensed during the year ending January 31, 2024.